Offerings	Sep. 05, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.125% Global Notes Due 2030
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 990,240,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 151,605.74
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. The maximum aggregate offering price is based on an initial price to the public of 99.024% of the U.S.$1,000,000,000 aggregate principal amount of 5.125% Global Notes due 2030
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.250% Global Notes Due 2036
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 977,840,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 149,707.30
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. The maximum aggregate offering price is based on an initial price to the public of 97.784% of the U.S.$1,000,000,000 aggregate principal amount of 6.250% Global Notes due 2036.